Issued Capital and Reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 12, 2021	Jan. 20, 2019	Dec. 31, 2021	Oct. 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares surrendered (in shares)		76,902,150
Stock split (in shares)	0.5
Number of shares issued (in shares)			531,846,000		500,000,000
Par value per share (in dollars per share)			$ 0.02		$ 0.02
Number of shares outstanding (in shares)			531,846,000		500,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			531,846
Number of shares authorised (in shares)			1,300,000
Par value per share (in dollars per share)			$ 0.02
Number of shares outstanding (in shares)			531,846
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			200,000
Par value per share (in dollars per share)			$ 0.02
Common Share
Disclosure of classes of share capital [line items]
Surrender of issued shares		$ (1,538)
Number of shares outstanding (in shares)			531,845,744,000		500,000,000,000	500,000,000,000	576,902,150,000
Additional Paid-In Capital
Disclosure of classes of share capital [line items]
Surrender of issued shares		$ 1,538
IPO
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				30,250,000
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				1,595,744